Repurchases of Common Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Repurchases of Common Stock
The following table summarizes information regarding repurchases of our common stock:

(In millions, except shares and per share price)	Number of Shares Repurchased	Average Price Paid Per Share	Total Purchase Price
Year Ended December 31, 2017	7,010,889	$63.34	$444